Income Taxes (Tables)	6 Months Ended
Jun. 30, 2024
Income Taxes [Abstract]
Schedule of Income Tax Benefits (Expenses)	For the six months ended June 30, 2024 and 2023, the Company had income tax benefits (expenses) as the following table:
	For the Six Months Ended June 30,
	2024	2023
Current income tax expenses	$-	$-
Deferred income tax benefits (expense)	578	(37)
	$578	$(37)